INTERIM CONDENSED STATEMENTS OF CONSOLIDATED FINANCIAL POSITION - EUR (€) € in Thousands	Jun. 30, 2022	Dec. 31, 2021
Non-current assets
Intangible assets	€ 1	€ 4
Property, plant and equipment	7,412	8,186
Non-current financial assets	352	519
Total non-current assets	7,765	8,709
Current assets
Trade receivables	238	0
Other current assets	9,601	9,139
Cash and cash equivalents	63,021	83,921
Total current assets	72,859	93,060
TOTAL ASSETS	80,624	101,769
Shareholders’ equity
Share capital	1,046	1,045
Premiums related to share capital	255,760	255,767
Accumulated other comprehensive income	678	643
Treasury shares	(239)	(202)
Retained earnings	(229,096)	(183,459)
Net loss for the period	(26,357)	(47,003)
Total shareholders’ equity	1,792	26,790
Non-current liabilities
Non-current provisions	250	318
Non-current financial liabilities	36,002	37,816
Total non-current liabilities	36,252	38,134
Current liabilities
Current provisions	178	110
Current financial liabilities	9,104	8,204
Trade payables and other payables	9,244	6,482
Other current liabilities	7,370	5,531
Deferred revenues and contract liabilities	16,684	16,518
Total current liabilities	42,580	36,845
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	€ 80,624	€ 101,769